Note 10 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 30, 2022
Statement Line Items [Line Items]
Tax income (expense)	$ 3,806	$ 2,137	$ 11,046	$ 6,046	$ 6,046
Applicable tax rate			27.00%	27.00%